INVENTORIES AND SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES AND SUPPLIES [abstract]
Schedule of inventories and supplies

	2016	2017

Materials and supplies	7,288	6,278
Oil in tanks	1,594	1,540
Less: Provision for inventory obsolescence	(173)	(464)

	8,709	7,354